Contractual Maturities of Debt Securities (Detail) (Truck and Other, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Truck and Other
Amortized Cost Maturities:
Within one year	$ 259.7
One to five years	633.9
Ten or more years	7.1
AMORTIZED COST	900.7	449.7
Fair Value Maturities:
Within one year	260.1
One to five years	642.9
Ten or more years	7.1
FAIR VALUE	$ 910.1	$ 450.5